Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Technology Portfolio
September 30, 2022
VTC-NPRT3-1122
1.807723.118
Common Stocks - 97.2%
	Shares	Value ($)
Chemicals - 0.2%
Commodity Chemicals - 0.2%
LG Chemical Ltd.	6,230	2,282,278
Communications Equipment - 2.3%
Communications Equipment - 2.3%
Cisco Systems, Inc.	659,200	26,368,000
Diversified Financial Services - 0.1%
Other Diversified Financial Services - 0.1%
Ant International Co. Ltd. Class C (a)(b)(c)	835,647	1,445,669
Electronic Equipment & Components - 1.0%
Electronic Manufacturing Services - 1.0%
Flex Ltd. (a)	662,300	11,033,918
Entertainment - 0.7%
Movies & Entertainment - 0.7%
Netflix, Inc. (a)	34,632	8,153,758
Health Care Equipment & Supplies - 0.0%
Health Care Equipment - 0.0%
China Medical Technologies, Inc. sponsored ADR (a)(c)	300	0
Hotels, Restaurants & Leisure - 1.2%
Hotels, Resorts & Cruise Lines - 1.2%
Airbnb, Inc. Class A (a)	127,700	13,413,608
Interactive Media & Services - 0.6%
Interactive Media & Services - 0.6%
Snap, Inc. Class A (a)	621,000	6,098,220
Internet & Direct Marketing Retail - 1.2%
Internet & Direct Marketing Retail - 1.2%
Deliveroo PLC Class A (a)(d)	955,100	897,868
Lyft, Inc. (a)	180,097	2,371,877
Uber Technologies, Inc. (a)	384,924	10,200,486
		13,470,231
IT Services - 14.2%
Data Processing & Outsourced Services - 7.8%
Genpact Ltd.	241,600	10,574,832
MasterCard, Inc. Class A	196,600	55,901,244
Visa, Inc. Class A	121,400	21,566,710
		88,042,786
Internet Services & Infrastructure - 5.6%
Cloudflare, Inc. (a)	184,900	10,226,819
MongoDB, Inc. Class A (a)	36,800	7,307,008
Okta, Inc. (a)	291,400	16,571,918
Shopify, Inc. Class A (a)(e)	144,000	3,879,360
Snowflake, Inc. (a)	77,316	13,140,627
Twilio, Inc. Class A (a)	166,400	11,504,896
		62,630,628
IT Consulting & Other Services - 0.8%
Capgemini SA	54,300	8,693,460
TOTAL IT SERVICES		159,366,874
Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
Eden Biologics, Inc. (a)(c)	94,814	0
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Chime Biologics Wuhan Co. Ltd. (a)(c)	94,814	49,382
Road & Rail - 0.0%
Trucking - 0.0%
TuSimple Holdings, Inc. (a)(e)	31,800	241,680
Semiconductors & Semiconductor Equipment - 23.4%
Semiconductor Equipment - 1.8%
ASML Holding NV (Netherlands)	13,400	5,551,340
Teradyne, Inc.	196,800	14,789,520
		20,340,860
Semiconductors - 21.6%
Advanced Micro Devices, Inc. (a)	54,000	3,421,440
GlobalFoundries, Inc. (e)	499,100	24,131,485
Marvell Technology, Inc.	1,274,804	54,701,840
Microchip Technology, Inc.	267,800	16,343,834
NVIDIA Corp.	510,900	62,018,151
NXP Semiconductors NV	265,213	39,121,570
onsemi (a)	597,600	37,248,408
Taiwan Semiconductor Manufacturing Co. Ltd.	480,000	6,348,391
		243,335,119
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		263,675,979
Software - 28.2%
Application Software - 7.3%
HubSpot, Inc. (a)	34,900	9,427,188
Intuit, Inc.	57,800	22,387,096
Pine Labs Private Ltd. (a)(b)(c)	1,314	659,352
Qualtrics International, Inc. (a)	105,900	1,078,062
Salesforce.com, Inc. (a)	224,165	32,243,894
Splunk, Inc. (a)	213,500	16,055,200
		81,850,792
Systems Software - 20.9%
Microsoft Corp.	909,500	211,822,550
Rapid7, Inc. (a)	104,300	4,474,470
ServiceNow, Inc. (a)	35,500	13,405,155
Tenable Holdings, Inc. (a)	177,370	6,172,476
		235,874,651
TOTAL SOFTWARE		317,725,443
Technology Hardware, Storage & Peripherals - 24.1%
Technology Hardware, Storage & Peripherals - 24.1%
Apple, Inc.	1,963,960	271,419,272
IonQ, Inc. (a)(b)	44,500	225,615
		271,644,887
TOTAL COMMON STOCKS (Cost $818,066,688)		1,094,969,927

Preferred Stocks - 2.4%
	Shares	Value ($)
Convertible Preferred Stocks - 2.1%
Aerospace & Defense - 0.3%
Aerospace & Defense - 0.3%
Relativity Space, Inc. Series E (a)(b)(c)	174,268	3,394,741

Communications Equipment - 0.1%
Communications Equipment - 0.1%
Meesho Series F (b)(c)	17,100	1,147,410
Xsight Labs Ltd. Series D (a)(b)(c)	37,800	219,996
		1,367,406
Electronic Equipment & Components - 0.3%
Electronic Equipment & Instruments - 0.3%
Enevate Corp. Series E (a)(b)(c)	3,556,678	3,059,597

Hotels, Restaurants & Leisure - 0.0%
Casinos & Gaming - 0.0%
Discord, Inc. Series I (b)(c)	200	74,730

Interactive Media & Services - 0.3%
Interactive Media & Services - 0.3%
Reddit, Inc.:
Series D(a)(b)(c)	33,900	1,342,779
Series E(a)(b)(c)	1,982	78,507
Series F(a)(b)(c)	55,762	2,208,733
		3,630,019
Internet & Direct Marketing Retail - 0.1%
Internet & Direct Marketing Retail - 0.1%
GoBrands, Inc. Series G (a)(b)(c)	5,260	1,036,062
Instacart, Inc. Series I (a)(b)(c)	10,890	443,985
		1,480,047
IT Services - 0.2%
Internet Services & Infrastructure - 0.2%
ByteDance Ltd. Series E1 (a)(b)(c)	9,903	1,651,820

Metals & Mining - 0.2%
Precious Metals & Minerals - 0.2%
Diamond Foundry, Inc. Series C (a)(b)(c)	56,576	1,715,384

Road & Rail - 0.0%
Trucking - 0.0%
Convoy, Inc. Series D (a)(b)(c)	28,479	270,266

Semiconductors & Semiconductor Equipment - 0.3%
Semiconductor Equipment - 0.3%
Astera Labs, Inc.:
Series A(b)(c)	52,688	504,224
Series B(b)(c)	8,971	85,852
Series C(a)(b)(c)	49,300	471,801
Series D(b)(c)	216,871	2,075,455
		3,137,332
Semiconductors - 0.0%
SiMa.ai:
Series B(a)(b)(c)	85,000	468,554
Series B1(b)(c)	5,694	31,388
		499,942
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		3,637,274

Software - 0.3%
Application Software - 0.3%
Databricks, Inc.:
Series G(a)(b)(c)	14,100	800,880
Series H(a)(b)(c)	36,297	2,061,670
		2,862,550
Systems Software - 0.0%
Nuvia, Inc. Series B (a)(b)	257,301	210,272
Tenstorrent, Inc. Series C1 (a)(b)(c)	2,400	105,000
		315,272
TOTAL SOFTWARE		3,177,822

TOTAL CONVERTIBLE PREFERRED STOCKS		23,459,106
Nonconvertible Preferred Stocks - 0.3%
Software - 0.3%
Application Software - 0.3%
Pine Labs Private Ltd.:
Series 1(a)(b)(c)	3,140	1,575,621
Series A(a)(b)(c)	785	393,905
Series B(a)(b)(c)	854	428,529
Series B2(a)(b)(c)	690	346,235
Series C(a)(b)(c)	1,284	644,298
Series C1(a)(b)(c)	271	135,985
Series D(a)(b)(c)	289	145,017
		3,669,590
TOTAL PREFERRED STOCKS (Cost $29,469,589)		27,128,696

Preferred Securities - 0.2%
	Principal Amount (f)	Value ($)
Electronic Equipment & Components - 0.2%
Electronic Equipment & Instruments - 0.2%
Enevate Corp. 0% 1/29/23 (b)(c)	1,514,278	1,514,278
Software - 0.0%
Systems Software - 0.0%
Tenstorrent, Inc. 0% (b)(c)(g)	130,000	130,000
TOTAL PREFERRED SECURITIES (Cost $1,644,278)		1,644,278

Money Market Funds - 2.2%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (h)	4,602,966	4,603,887
Fidelity Securities Lending Cash Central Fund 3.10% (h)(i)	19,893,686	19,895,675
TOTAL MONEY MARKET FUNDS (Cost $24,499,562)		24,499,562

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $873,680,117)	1,148,242,463
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(22,034,778)
NET ASSETS - 100.0%	1,126,207,685

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $31,103,610 or 2.8% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $897,868 or 0.1% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Ant International Co. Ltd. Class C	5/16/18	3,184,965
Astera Labs, Inc. Series A	5/17/22	535,811
Astera Labs, Inc. Series B	5/17/22	91,231
Astera Labs, Inc. Series C	8/24/21	165,737
Astera Labs, Inc. Series D	5/17/22 - 5/27/22	2,205,470
ByteDance Ltd. Series E1	11/18/20	1,085,113
Convoy, Inc. Series D	10/30/19	385,606
Databricks, Inc. Series G	2/01/21	833,629
Databricks, Inc. Series H	8/31/21	2,667,254
Diamond Foundry, Inc. Series C	3/15/21	1,357,824
Discord, Inc. Series I	9/15/21	110,125
Enevate Corp. Series E	1/29/21	3,943,236
Enevate Corp. 0% 1/29/23	1/29/21	1,514,278
GoBrands, Inc. Series G	3/02/21	1,313,513
Instacart, Inc. Series I	2/26/21	1,361,250
IonQ, Inc.	3/07/21	445,000
Meesho Series F	9/21/21	1,311,096
Nuvia, Inc. Series B	3/16/21	210,270
Pine Labs Private Ltd.	6/30/21	489,938
Pine Labs Private Ltd. Series 1	6/30/21	1,170,780
Pine Labs Private Ltd. Series A	6/30/21	292,695
Pine Labs Private Ltd. Series B	6/30/21	318,422
Pine Labs Private Ltd. Series B2	6/30/21	257,273
Pine Labs Private Ltd. Series C	6/30/21	478,752
Pine Labs Private Ltd. Series C1	6/30/21	101,045
Pine Labs Private Ltd. Series D	6/30/21	107,757
Reddit, Inc. Series D	2/04/19	735,166
Reddit, Inc. Series E	5/18/21	84,184
Reddit, Inc. Series F	8/11/21	3,445,779
Relativity Space, Inc. Series E	5/27/21	3,979,427
SiMa.ai Series B	5/10/21	435,829
SiMa.ai Series B1	4/25/22	40,376
Tenstorrent, Inc. Series C1	4/23/21	142,690
Tenstorrent, Inc. 0%	4/23/21	130,000
Xsight Labs Ltd. Series D	2/16/21	302,249

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	37,855,521	237,549,127	270,800,761	131,677	-	-	4,603,887	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	1,480,150	101,272,925	82,857,400	121,498	-	-	19,895,675	0.1%
Total	39,335,671	338,822,052	353,658,161	253,175	-	-	24,499,562

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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